PRIVATE PLACEMENT (Details) - USD ($)		8 Months Ended	9 Months Ended	11 Months Ended
	Jul. 07, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
PRIVATE PLACEMENT.
Number of warrants to purchase shares issued	7,520,000			21,320,000
Price of warrants	$ 1.00
Aggregate purchase price	$ 7,520,000	$ 7,520,000	$ 0	$ 7,520,000
Number of shares per warrant	1
Exercise price of warrant	$ 11.50